Trade and Other Current Receivables - Summary of Impairment Provision for Trade and Other Receivables - Current and Non-Current Impairments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Beginning balance	€ 184	€ 166
Charge to income statement	65	51
Reduction/releases	(29)	(21)
Currency translations	(6)	(12)
Ending balance	€ 214	€ 184